COMMON STOCK AND COMMON STOCK WARRANTS (Tables)	12 Months Ended
Dec. 31, 2024
COMMON STOCK AND COMMON STOCK WARRANTS
Summary of warrant issuances
Weighted
	Number of	Average Exercise
	Shares	Price
Outstanding at December 31, 2022	-	$-
Issued	-	-
Exercised	-	-
Expired or cancelled	-	-
Outstanding at December 30, 2023	-	-
Issued	106,000	20.00
Exercised	-	-
Expired or cancelled	-	-
Outstanding at December 31, 2024	106,000	$20.00

Summary of warrants outstanding
Weighted Average
	Number	Remaining	Weighted
	Outstanding	Contractual	Average
Exercise Price	and Exercisable	Life (years)	Exercise price
$20.00	106,000	4.29	$20.00